Other Receivables (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure Of Other Current Receivables [Abstract]
Balance, beginning of the year	$ 876
A change in the time frame for a right to consideration to become unconditional	(581)
Balance, end of the year	$ 295